UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05603

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock World Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2011

Date of reporting period: 09/30/2011

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2011 (Unaudited)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
France — 0.1%
Auto ABS Compartiment, Series 2007-1, Class A, 1.65%, 2/25/19 (a)	EUR	156	$207,926
Ireland — 0.1%
Cars Alliance, Series 2007-1, Class A, 1.69%, 10/08/23 (a)		154	205,805
Italy — 0.2%
COMP, Series 2007-2, Class A, 1.75%, 10/25/20 (a)		160	211,222
Luxembourg — 0.5%
Bumper 2 SA, Series 2011-2, Class A, 2.60%, 2/23/23 (a)		500	669,874
Netherlands — 0.2%
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16		198	268,281
United States — 0.4%
Capital One Multi-Asset Execution Trust, Series 4-3C, 6.63%, 4/19/17 (a)	GBP	300	492,117
Total Asset-Backed Securities – 1.5%			2,055,225

Common Stocks	Shares
Canada — 0.1%
Ainsworth Lumber Co. Ltd. (b)(c)		47,014	78,514
Total Common Stocks – 0.1%			78,514

Corporate Bonds	Par (000)
Australia — 0.4%
Commonwealth Bank of Australia, 5.75%, 12/17/13	AUD	500	495,332
Canada — 1.2%
Air Canada, 10.13%, 8/01/15 (b)	CAD	395	359,982

Corporate Bonds	Par (000)		Value
Canada (concluded)
CDP Financial, Inc., 3.00%, 11/25/14 (b)	USD	1,300	$1,358,824
			1,718,806
Cayman Islands — 1.2%
Petrobras International Finance Co., 3.88%, 1/27/16		1,610	1,597,120
Denmark — 0.1%
TDC A/S, 6.50%, 4/19/12	EUR	105	143,749
Europe — 2.6%
European Investment Bank:
6.50%, 8/07/19	AUD	1,875	1,938,966
6.00%, 8/06/20		620	621,014
VTB Bank OJSC Via VTB Capital SA, 6.88%, 5/29/18	USD	1,040	1,050,400
			3,610,380
France — 1.4%
BNP Paribas, 0.43%, 4/27/17 (a)		1,000	915,893
Credit Agricole Covered Bonds, 3.50%, 7/21/14	EUR	250	343,045
Societe Generale, 1.71%, 6/07/17 (a)		550	671,838
			1,930,776
Germany — 0.7%
Dexia Kommunalbank Deutschland AG, 1.63%, 10/21/13		107	140,888
HSH Nordbank AG, 4.38%, 2/14/17 (a)		50	33,828
Pernod-Ricard SA, 5.00%, 3/15/17		300	401,471
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany Gmbh), 8.13%, 12/01/17 (b)		250	333,263
			909,450
Ireland — 3.0%
DEPFA ACS Bank, 4.20%, 11/30/12	CAD	250	237,034
Governor & Co. of the Bank of Ireland, 2.75%, 3/02/12 (b)	USD	2,300	2,208,513
Irish Life & Permanent Group Holdings Plc, 3.60%, 1/14/13 (b)		975	833,901

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
CARS	Complementary Auction Rate Securities
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
GO	General Obligation Bonds
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MXN	Mexican New Peso
PLN	Polish Zloty
RB	Revenue Bonds
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Ireland (concluded)
Smurfit Kappa Acquisitions, 7.25%, 11/15/17 (b)	EUR	300	$377,810
Talisman Finance PLC, Series 7, Class A, 1.81%, 4/22/17 (a)		536	545,812
			4,203,070
Italy — 0.4%
Intesa Sanpaolo SpA, 5.75%, 5/28/18 (a)		450	509,898
Japan — 0.3%
Tokyo Electric Power Co., Inc., 4.50%, 3/24/14		400	426,041
Kazakhstan — 0.6%
KazMunaiGaz Finance Sub BV, 7.00%, 5/05/20 (b)	USD	800	800,000
Luxembourg — 0.7%
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	120	123,793
RSHB Capital SA for OJSC Russian Agricultural Bank, 9.00%, 6/11/14	USD	770	820,050
			943,843
Mexico — 1.2%
Pemex Project Funding Master Trust, Series 13, 6.63%, 6/15/35		760	815,100
Petroleos Mexicanos, 6.50%, 6/02/41 (b)		800	828,000
			1,643,100
Netherlands — 2.6%
ABN Amro Bank NV, Series E, 3.75%, 7/15/14	EUR	300	420,284
ELM BV for Swiss Life Insurance & Pension Group, 5.85% (a)(c)		600	490,349
Swiss Reinsurance Co. via ELM BV, 5.25% (a)(c)		250	262,926
VimpelCom Holdings BV, 7.50%, 3/01/22 (b)	USD	730	587,650
Waha Aerospace BV, 3.93%, 7/28/20		1,544	1,585,946
Ziggo Finance BV, 6.13%, 11/15/17 (b)	EUR	250	324,889
			3,672,044
New Zealand — 0.6%
ANZ National International Ltd., 3.25%, 4/02/12 (b)	USD	775	783,357
Republic Of Korea — 0.1%
POSCO, 5.25%, 4/14/21 (b)		200	198,076
Spain — 0.4%
Santander Issuances SA Unipersonal, 1.79%, 3/23/17 (a)	EUR	200	236,466

Corporate Bonds	Par (000)		Value
Spain (concluded)
Telefonica Emisiones SAU, 5.46%, 2/16/21	USD	400	$379,832
			616,298
Sweden — 0.5%
Svenska Handelsbanken AB, 2.88%, 9/14/12 (b)		750	761,618
Switzerland — 0.4%
UBS AG, Series DPNT, 5.88%, 12/20/17		500	514,516
United Kingdom — 4.2%
Aviva PLC, 5.75%, 11/14/21 (a)	EUR	300	393,886
Barclays Bank PLC, 1.74%, 5/30/17 (a)		600	741,357
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	505	566,998
FCE Bank Plc:
7.13%, 1/16/12	EUR	250	335,775
7.13%, 1/15/13		400	546,618
9.38%, 1/17/14		50	70,672
HBOS PLC, 1.07%, 9/30/16 (a)	USD	450	335,774
Imperial Tobacco Finance PLC, 5.50%, 9/28/26	GBP	180	286,403
Lloyds TSB Bank PLC, 6.25%, 4/15/14	EUR	150	207,982
Northern Rock Plc, 5.63%, 6/22/17 (b)	USD	800	844,967
Old Mutual PLC, 4.50%, 1/18/17 (a)	EUR	150	197,100
The Royal Bank of Scotland PLC, 6.38%, 4/29/14	GBP	250	399,185
Virgin Media Secured Finance Plc:
7.00%, 1/15/18		303	483,130
5.50%, 1/15/21		285	435,541
			5,845,388
United States — 9.1%
Altria Group, Inc.:
9.25%, 8/06/19	USD	108	141,567
10.20%, 2/06/39		157	227,562
CF Industries, Inc., 6.88%, 5/01/18		185	206,506
CSC Holdings, Inc., 6.75%, 4/15/12		825	839,437
Chesapeake Energy Corp., 6.13%, 2/15/21		530	533,975
Comcast Corp., 6.40%, 3/01/40		515	599,351
Consol Energy, Inc., 8.25%, 4/01/20		350	368,375
Cox Communications, Inc., 8.38%, 3/01/39 (b)		410	564,757
Cricket Communications, Inc., 10.00%, 7/15/15		285	282,863
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		400	449,600
DISH DBS Corp.:
7.00%, 10/01/13		345	357,937
6.63%, 10/01/14		230	232,588

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock World Income Fund, Inc. (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
United States (concluded)
Domtar Corp., 9.50%, 8/01/16	USD	130	$154,050
El Paso Natural Gas Co., 8.63%, 1/15/22		700	896,888
Georgia-Pacific LLC (b):
8.25%, 5/01/16		275	303,969
5.40%, 11/01/20		190	193,290
Jabil Circuit, Inc., 7.75%, 7/15/16		350	385,875
Kraft Foods, Inc.:
5.38%, 2/10/20		725	820,498
6.50%, 11/01/31		100	125,481
Lincoln National Corp., 6.25%, 2/15/20		585	614,923
MetLife, Inc., 6.75%, 6/01/16		549	631,419
NewPage Corp., 11.38%, 12/31/14 (d)(e)		635	471,487
News America, Inc., 6.40%, 12/15/35		250	270,720
Oracle Corp., 5.38%, 7/15/40 (b)		400	463,999
Prudential Financial, Inc., 3.88%, 1/14/15		300	306,632
Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		360	360,000
Reynolds Group Issuer, Inc., 8.75%, 10/15/16 (b)	EUR	300	385,848
Southwestern Energy Co., 7.50%, 2/01/18	USD	410	464,412
Time Warner Cable, Inc., 5.88%, 11/15/40		295	302,272
Verizon Communications, Inc., 6.90%, 4/15/38		500	644,895
			12,601,176
Total Corporate Bonds – 31.7%			43,924,038

Foreign Agency Obligations
Argentina Bonos, 7.00%, 10/03/15		870	725,242
Australia Government Bond, Series 25C1, 3.00%, 9/20/25	AUD	1,416	1,662,828
Belgium Government Bond, Series 59, 2.75%, 3/28/16	EUR	1,115	1,486,352
Bundesobligation, 3.50%, 4/12/13		1,375	1,926,048
Bundesrepublik Deutschland:
3.25%, 7/04/21		4,255	6,393,035
2.25%, 9/04/21		1,610	2,225,352
4.75%, 7/04/40		150	284,018
Canadian Government Bond, 3.25%, 6/01/21	CAD	709	741,206

Foreign Agency Obligations	Par (000)		Value
Colombia Government International Bond, 7.38%, 9/18/37	USD	590	$769,360
Dominican Republic International Bond, 9.04%, 1/23/18		219	237,176
El Salvador Government International Bond, 7.63%, 2/01/41 (b)		580	556,800
Eskom Holdings Ltd., 5.75%, 1/26/21 (b)		700	707,000
France Government Bond OAT, 4.50%, 4/25/41	EUR	980	1,571,725
Indonesia Government International Bond (b):
7.50%, 1/15/16	USD	350	397,250
4.88%, 5/05/21		670	676,700
Inflation Linked Korea Treasury Bond, 2.75%, 3/10/17	KRW	1,743,583	1,611,247
Instituto de Credito Oficial, 4.53%, 3/17/16	CAD	400	349,659
Ireland Government Bond:
4.00%, 1/15/14	EUR	498	627,164
5.00%, 10/18/20		2,145	2,395,512
Italy Buoni Poliennali Del Tesoro:
3.00%, 4/15/15		1,410	1,787,416
4.50%, 2/01/20		750	940,615
4.00%, 9/01/20		1,493	1,801,842
5.00%, 8/01/39		694	761,030
5.00%, 9/01/40		835	917,103
Japan Government Fifteen Year Bond, Series 39, 0.64%, 3/20/21 (a)	JPY	100,000	1,334,759
Japan Government Twenty Year Bond, Series 99, 2.10%, 12/20/27		202,500	2,825,336
Korea Treasury Bond, Series 1409, 5.00%, 9/10/14	KRW	3,203,000	2,820,717
Kreditanstalt fuer Wiederaufbau:
5.50%, 8/08/13	AUD	500	494,895
4.13%, 7/04/17	EUR	310	462,584
Landwirtschaftliche Rentenbank, 4.88%, 2/21/20	CAD	490	524,299
Lithuania Government International Bond, 7.38%, 2/11/20 (b)	USD	428	460,100
MDC-GMTN BV, 5.75%, 5/06/14		340	367,200
Mexican Bonos:
9.50%, 12/18/14	MXN	8,666	707,271
Mexican Bonos (concluded):
Series M 10, 7.75%, 12/14/17	MXN	17,675	1,416,735
Mexico Government International Bond, 5.63%, 1/15/17	USD	920	1,024,880
New South Wales Treasury Corp., Series C1B1, 2.75%, 11/20/25	AUD	3,640	4,095,527
Nordic Investment Bank, 6.00%, 8/20/14		950	960,180
Poland Government Bond, 5.00%, 4/25/16	PLN	1,825	544,390

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)			Value
Poland Government International Bond:
3.88%, 7/16/15	USD	740		$749,990
5.13%, 4/21/21		980		977,550
Portugal Obrigacoes do Tesouro OT:
5.45%, 9/23/13	EUR	560		612,347
4.95%, 10/25/23		190		150,186
Qatari Diar Finance QSC, 5.00%, 7/21/20 (b)	USD	745		795,287
Queensland Treasury Corp., Series 17, 6.00%, 9/14/17	AUD	1,595		1,661,141
Republic of South Africa, 13.50%, 9/15/15	ZAR	5,540		837,055
Societe Financement de l’Economie Francaise, 3.38%, 5/05/14 (b)	USD	955		1,014,079
South Africa Government International Bond:
6.88%, 5/27/19		220		261,800
5.50%, 3/09/20		1,020		1,115,625
Spain Government Bond:
3.15%, 1/31/16	EUR	835		1,083,676
4.85%, 10/31/20		774		1,026,452
4.20%, 1/31/37		640		665,888
Sweden Government Bond, 4.50%, 8/12/15	SEK	12,650		2,061,766
Republic of Turkey, 6.75%, 4/03/18	USD	400		439,000
Turkey Government International Bond:
7.50%, 7/14/17		490		557,375
7.00%, 6/05/20		600		672,000
United Kingdom Gilt, 4.75%, 12/07/38	GBP	2,937		5,596,711
Total Foreign Agency Obligations – 50.4%				69,868,481

Non-Agency Mortgage-Backed Securities
Japan — 0.1%
JLOC, Ltd., Series 37A, Class A1, 0.42%, 1/15/15 (a)(b)	JPY	11,290		130,275
United Kingdom — 0.1%
Arkle Master Issuer Plc, Series 2006-1X, Class 5A1, 1.64%, 2/17/52 (a)	EUR	155		206,173
United States — 1.0%
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 5.03%, 1/25/35 (a)	USD	166		162,761
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A2, 5.05%, 12/12/34		426		438,174

Non-Agency Mortgage-Backed Securities	Par (000)			Value
Merrill Lynch Mortgage Trust, Series 2002MW1, Class A4, 5.62%, 7/12/34	USD	732		$741,432
				1,342,367
Total Non-Agency Mortgage-Backed Securities – 1.2%				1,678,815

Other Interests (d)(g)	Beneficial Interest (000)
United States — 0.1%
Adelphia Escrow		575		6
Stanley Martin, Class B Membership Units (acquired 12/09/09, cost $249,213) (h)		—	(i)	142,225
Total Other Interests – 0.1%				142,231

Preferred Securities

Capital Trust	Par (000)
Netherlands — 0.3%
Rabobank Nederland NV, 11.00% (a)(b)(c)		400		481,000
Switzerland — 0.2%
UBS Capital Securities Ltd., 8.84% (a)(c)		200		249,193
United Kingdom — 0.4%
Barclays Bank Plc, 7.43% (a)(b)(c)		650		533,000
Total Preferred Securities – 0.9%				1,263,193

Taxable Municipal Bonds
United States — 0.7%
Port Authority of New York & New Jersey, RB, 4.93%, 10/01/51 (f)		90		93,569
State of California, GO, 5.95%, 4/01/16		850		967,164
				1,060,733
Total Taxable Municipal Bonds – 0.7%				1,060,733

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)		Value
United States — 8.5%
US Treasury Notes:
2.13%, 8/15/21	USD	3,015	$3,068,245
3.75%, 8/15/41		7,527	8,763,084
Total US Treasury Obligations – 8.5%			11,831,329

Warrants (j)	Shares
United States — 0.0%
HealthSouth Corp. (Expires 1/16/14)		14,085	—
Venezuela — 0.1%
Venezuela Oil Obligations (Expires 4/15/20)		3,000	81,750
Total Warrants – 0.1%			81,750
Total Long-Term Investments (Cost – $129,462,839) – 95.2%			131,984,309

Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (k)(l)		191,914	191,914
Total Short-Term Securities (Cost – $191,914) – 0.1%			191,914
Total Investments (Cost — $129,654,753*) - 95.3%			132,176,223
Other Assets Less Liabilities – 4.7%			6,501,478
Net Assets – 100.0%			$138,677,701

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$129,855,096
Gross unrealized appreciation	$7,469,842
Gross unrealized depreciation	(5,148,715)
Net unrealized appreciation	$2,321,127

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets	$93,569	$3,569

(g)	Other interests represent beneficial interest in liquidation trusts and other reorganization or private entities.

(h)	Restricted security as to resale. As of report date the Fund held 0.1% of its net assets, with a current value of $142,225 in this security.

(i)	Amount is less than $1,000.

(j)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(k)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at September 30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	3,548,401	(3,356,487)	191,914	$3,035

(l)	Represents the current yield as of report date.

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Financial futures contracts purchased as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
6	10-Year Australian Future Note	Sydney	December 2011	692,813	$(6,973)
10	10-Year Canadian Future Note	Montreal	December 2011	1,313,823	14,579
41	Euro-BOBL Future	Eurex	December 2011	5,009,015	(2,258)
18	Euro-BUXL Future	Eurex	December 2011	2,160,740	81,966
Total					$87,314

•	Financial futures contracts sold as of September 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
48	90-Day Australian Note Future	Sydney	December 2011	47,526,672	$28,166
150	Euro-Schatz Future	Eurex	December 2011	16,486,285	56,986
2	German Euro Bund Futures	Chicago Mercantile	December 2011	272,978	(3)
5	10-Year Japan Future Note	Tokyo	December 2011	712,945,700	23,281
95	30-Year Australian Bond Future	Sydney	December 2011	10,168,819	27,784
18	10-Year U.S. Treasury Note	Chicago Board of Trade	December 2011	2,325,642	(16,045)
99	30-Year U.S. Treasury Bond	Chicago Board of Trade	December 2011	13,446,687	(673,188)
10	Long Gilt Note	London Financial Futures	December 2011	1,275,721	(37,705)
31	2-Year US Treasury Note	Chicago Board of Trade	December 2011	6,833,988	7,691
57	5-Year US Treasury Note	Chicago Board of Trade	December 2011	6,987,772	6,163
14	3-Month Canadian Future Note	Montreal	June 2012	3,460,764	(9,387)
Total					$(586,258)

•	Foreign currency exchange contracts as of September 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	100,000	USD	105,994	Citibank NA	10/07/11	$(9,248)
AUD	109,000	USD	108,019	Royal Bank of Scotland Plc	10/07/11	(2,566)
CAD	2,384,500	USD	2,313,791	Deutsche Bank AG London	10/07/11	(38,511)
GBP	4,262,000	USD	6,648,716	Citibank NA	10/07/11	(2,748)
GBP	600,000	USD	921,016	UBS AG	10/07/11	14,597
JPY	383,565,000	USD	4,885,201	Citibank NA	10/07/11	87,969
JPY	275,803,500	USD	3,593,531	Deutsche Bank AG London	10/07/11	(17,559)
MXN	1,108,000	USD	88,304	Citibank NA	10/07/11	(8,434)
SEK	569,000	USD	84,228	Citibank NA	10/07/11	(1,313)
SGD	2,905,000	USD	2,343,963	Deutsche Bank AG London	10/07/11	(122,834)
USD	12,449,630	AUD	12,052,500	UBS AG	10/07/11	789,350
USD	751,349	CAD	748,000	Citibank NA	10/07/11	37,610
USD	1,676,288	CAD	1,657,500	Citibank NA	10/07/11	94,709
USD	216,617	GBP	140,000	Royal Bank of Scotland Plc	10/07/11	(1,692)
USD	7,545,927	GBP	4,722,500	Royal Bank of Scotland Plc	10/07/11	181,876
USD	8,135,711	JPY	659,368,500	Royal Bank of Scotland Plc	10/07/11	(413,430)
USD	2,314,397	MXN	27,996,100	UBS AG	10/07/11	296,305
USD	645,524	PLN	1,850,000	Citibank NA	10/07/11	87,151
USD	2,156,852	SEK	13,758,500	Citibank NA	10/07/11	151,947
USD	4,610,345	ZAR	31,960,200	UBS AG	10/07/11	653,927
ZAR	16,713,000	USD	2,311,422	UBS AG	10/07/11	(242,486)
ZAR	10,112,000	USD	1,382,076	UBS AG	10/07/11	(130,291)
ZAR	374,000	USD	47,652	UBS AG	10/07/11	(1,354)
EUR	4,135,000	SEK	38,473,897	Citibank NA	10/14/11	(32,671)
EUR	4,135,000	SEK	38,473,897	Citibank NA	10/14/11	(32,299)
SEK	28,550,330	EUR	3,100,000	Citibank NA	10/14/11	(191,487)
SEK	9,523,736	EUR	1,035,000	Citibank NA	10/14/11	(70,796)

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	9,523,736	EUR	1,035,000	Citibank NA	10/14/11	$71,564
SEK	28,550,330	EUR	3,100,000	Citibank NA	10/14/11	197,446
EUR	2,000,000	USD	2,848,938	Citibank NA	10/26/11	(169,878)
EUR	800,000	USD	1,094,108	Citibank NA	10/26/11	(22,484)
EUR	600,000	USD	820,420	Deutsche Bank AG London	10/26/11	(16,702)
EUR	200,000	USD	287,864	Royal Bank of Scotland Plc	10/26/11	(19,958)
USD	41,387,166	EUR	28,870,000	Citibank NA	10/26/11	2,714,940
USD	2,227,891	EUR	1,650,000	Royal Bank of Scotland Plc	10/26/11	17,667
USD	432,764	EUR	320,000	UBS AG	10/26/11	4,114
USD	4,681,976	EUR	3,250,000	UBS AG	10/26/11	328,504
KRW	709,434,000	USD	660,000	Citibank NA	11/09/11	(59,130)
DKK	5,454,000	USD	1,002,051	Morgan Stanley Capital Services Inc	12/01/11	(20,138)
DKK	3,019,000	USD	548,477	Royal Bank of Scotland Plc	12/01/11	(4,950)
DKK	2,838,000	USD	514,351	Royal Bank of Scotland Plc	12/01/11	(3,411)
USD	2,073,465	DKK	10,646,000	Morgan Stanley Capital Services Inc	12/01/11	156,808
USD	2,308,918	CAD	2,384,500	Deutsche Bank AG London	1/18/12	38,166
USD	6,642,327	GBP	4,262,000	Citibank NA	1/18/12	2,804
USD	3,599,499	JPY	275,803,500	Deutsche Bank AG London	1/18/12	17,792
CNY	68,159,440	USD	10,690,000	Citibank NA	2/13/12	7,395
Total						$4,316,271

•	Credit default swaps on single-name issuer - buy protection outstanding as of September 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
STMicroelectronics NV	0.26%	Citibank NA	9/20/12	$400	$1,352
Banco Espirito Santo SA	5.00%	Credit Suisse Securities International	6/20/16	$800	157,333
Banco Espirito Santo SA	5.00%	Royal Bank Of Scotland	6/20/16	$1,090	222,317
Royal Bank Of Scotland	1.00%	Credit Suisse Securities International	9/20/16	$450	35,206
MUNICH RE FINANCE BV	1.00%	Deutsche Bank AG	9/20/16	$980	9,002
Royal Bank Of Scotland	1.00%	Deutsche Bank AG	9/20/16	$390	30,512
Standard Chartered Bank	1.00%	Goldman Sachs International	9/20/16	$1,180	57,441
Allianz SE	1.00%	JPMorgan Chase & Co.	9/20/16	$510	11,571
Xstrata Plc	1.00%	Credit Suisse Securities International	12/20/16	$865	39,747
Diageo plc	1.00%	Deutsche Bank AG	12/20/16	$1,055	2,269
Koninklijke KPH NV	1.00%	Deutsche Bank AG	12/20/16	$650	1,194
Gas Natural SDG SA	1.00%	Morgan Stanley & Co.	12/20/16	$830	(7,696)
Iberdrola SA	1.00%	Morgan Stanley & Co.	12/20/16	$645	(3,117)
Total					$557,131

•	Credit default swaps on single-name issuer - sold protection outstanding as of September 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Republic of Portugal	1.00%	Credit Suisse Securities International	6/20/16	BBB-	$1,200	$(205,437)
Republic of Portugal	1.00%	Royal Bank Of Scotland	6/20/16	BBB-	$1,525	(259,355)
Lloyds TSB Bank Plc	1.00%	Credit Suisse Securities International	9/20/16	A+	$450	(26,722)
Swiss RE Capital LP	1.00%	Deutsche Bank AG	9/20/16	A+	$980	(13,926)

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
Lloyds TSB Bank Plc	1.00%	Deutsche Bank AG	9/20/16	A+	$390	$(23,453)
AXA SA	1.00%	JPMorgan Chase & Co.	9/20/16	A	$510	(9,632)
Credit Suisse Group AG	1.00%	Royal Bank Of Scotland	9/20/16	A	$1,180	(44,098)
Glencore International AG	1.00%	Credit Suisse Securities International	12/20/16	BBB	$630	(31,499)
Alstom SA	1.00%	Deutsche Bank AG	12/20/16	BBB	$790	(19,424)
Heineken NV	1.00%	Deutsche Bank AG	12/20/16	NR	$1,055	(2,984)
Telefonica SA	1.00%	Morgan Stanley & Co.	12/20/16	BBB+	$1,475	5,764
Total						$(630,766)

•	Credit default swaps on traded indexes - buy protection outstanding as of September 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Dow Jones CDX North America High Yield Series 14	5.00%	Credit Suisse Securities International	6/20/15	$7,000	$142,647
Total					$142,647

•	Interest rate swaps outstanding as of September 30, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
3.15% [3]	6-month EURIBOR	Deutsche Bank Securities Inc	5/05/13	$6,400	$153,750
6.67% [4]	6-Month BUBOR	Deutsche Bank AG	8/29/21	$735,010	149,196
3.29% [4]	3-Month LIBOR	Deutsche Bank AG	8/19/41	$800	(99,752)
3.01% [3]	3-Month LIBOR	Deutsche Bank AG	9/09/41	$800	52,870
2.98% [4]	3-Month LIBOR	Deutsche Bank AG	9/22/41	$800	(47,834)
2.57% [3]	3-Month LIBOR	Deutsche Bank AG	9/27/41	$800	(21,478)
Total					$186,752

[1]	Using Standard and Poor’s rating.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

[3]	Pays floating interest rate and receives fixed rate.

[4]	Pays fixed interest rate and receives floating rate.

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2011	8

Schedule of Investments (concluded)	BlackRock World Income Fund, Inc.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of September 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	—	$2,055,225	—	$2,055,225
Common Stocks	—	78,514	—	78,514
Corporate Bonds	—	43,924,038	—	43,924,038
Foreign Agency Obligations	—	69,143,239	$725,242	69,868,481
Non-Agency Mortgage-Backed Securities	—	1,548,540	130,275	1,678,815
Other Interests	—	—	142,231	142,231
Preferred Securities	—	1,263,193	—	1,263,193

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Taxable Municipal Bonds	—	$1,060,733	—	$1,060,733
U.S. Treasury Obligations	—	11,831,329	—	11,831,329
Warrants	—	—	$81,750	81,750
Short-Term Securities	$191,914	—	—	191,914
Total	$191,914	$130,904,811	$1,079,498	$132,176,223

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$5,952,641	—	$5,952,641
Interest rate contracts	$246,616	355,816	—	602,432
Credit contracts	—	716,355	—	716,355
Liabilities:
Foreign currency exchange contracts	—	(1,636,370)	—	(1,636,370)
Interest rate contracts	(745,559)	(169,064)	—	(914,623)
Credit contracts	—	(647,343)	—	(647,343)
Total	$(498,943)	$4,572,035	—	$4,073,092

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2011	9

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock World Income Fund, Inc.

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock World Income Fund, Inc.

Date: November 23, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock World Income Fund, Inc.

Date: November 23, 2011